Artisan Focus Fund Expense Example - Artisan Focus Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,622
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,394
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	$ 1,305